Long-term Investment (Parenthetical) (Detail)											1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd USD ($)		Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Dec. 31, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sale USD ($)	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sale CNY
Schedule of Investments [Line Items]
Percentage of shareholding/ ownership										3.00%
Long-term investment	$ 4,686,322	29,495,239	20,495,239	$ 3,256,366	[1]	20,495,239	[1]	20,495,239	[1]	20,495,239
Net proceed from sale of investment											$ 3,305,000	20,800,000

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2010 and 2011. This investment was subsequently sold in February 2012 with net proceeds of approximately RMB20,800,000 (US$3,305,000).